Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventories, Net	Inventories, net are comprised of the following:
	As of December 31,
	2022	2023	2023
	HKD	HKD	US$
Own-branded apparel products	1,299,895	5,388,735	689,899
Less: inventory provision	—	(68,536)	(8,774)
Total	1,299,895	5,320,199	681,125